Loans and The Allowance for Loan Losses - Impaired loans information by portfolio class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans with specific valuation allowance
Impaired Financing Receivable, with Related Allowance, Recorded Investment	$ 1,054	$ 0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,054	0
Impaired Financing Receivable, Related Allowance	161	0
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	1,061	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Cash Basis Method	33	0
Secured by one-to-four family residences
Loans with specific valuation allowance
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	55	0
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	55	0
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	55	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Cash Basis Method		0
Commercial real estate
Loans with specific valuation allowance
Impaired Financing Receivable, with Related Allowance, Recorded Investment	954	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	954	0
Impaired Financing Receivable, Related Allowance	151	0
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	961	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Cash Basis Method	33	0
Commercial and industrial loans
Loans with specific valuation allowance
Impaired Financing Receivable, with Related Allowance, Recorded Investment	45	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	45	0
Impaired Financing Receivable, Related Allowance	10	0
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	$ 45	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Cash Basis Method		$ 0